UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-22148

                         PowerShares Actively Managed Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                         Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Andrew Schlossberg

President

3500 Lacey Road

                                 Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:    800-983-0903

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments for the three month period ended January 31, 2015 is set forth below.

Schedule of Investments(a)

PowerShares Active U.S. Real Estate Fund (PSR)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts - 100.0%
	Diversified - 6.7%
36,842	Cousins Properties, Inc.	$406,736
14,092	Empire State Realty Trust, Inc., Class A	256,474
25,618	Liberty Property Trust	1,032,405
3,506	PS Business Parks, Inc.	294,890
106,522	Spirit Realty Capital, Inc.	1,369,873
		3,360,378
	Health Care - 11.2%
16,880	Health Care REIT, Inc.	1,383,316
38,521	Healthcare Realty Trust, Inc.	1,159,097
38,476	Ventas, Inc.	3,070,769
		5,613,182
	Hotel & Resort - 9.1%
33,884	DiamondRock Hospitality Co.	492,335
21,615	FelCor Lodging Trust, Inc.	216,366
29,895	Hersha Hospitality Trust	199,699
48,752	Host Hotels & Resorts, Inc.	1,115,933
18,052	LaSalle Hotel Properties	730,384
12,319	Pebblebrook Hotel Trust	572,094
22,938	RLJ Lodging Trust	781,498
8,335	Ryman Hospitality Properties, Inc.	457,591
277	Sunstone Hotel Investors, Inc.(b)	4,706
		4,570,606
	Industrial - 4.4%
5,491	EastGroup Properties, Inc.	354,938
41,208	Prologis, Inc.	1,860,129
		2,215,067
	Office - 10.4%
31,071	Brandywine Realty Trust	516,089
21,675	Columbia Property Trust, Inc.	530,387
23,313	Douglas Emmett, Inc.	663,954
15,848	Highwoods Properties, Inc.	744,856
17,368	Hudson Pacific Properties, Inc.	561,855
27,476	New York REIT, Inc.	286,575
13,892	Parkway Properties, Inc.	254,224
26,790	Piedmont Office Realty Trust, Inc., Class A	523,209
8,921	SL Green Realty Corp.	1,124,046
		5,205,195
	Residential - 14.7%
25,245	Apartment Investment & Management Co., Class A	1,006,266
13,500	AvalonBay Communities, Inc.	2,335,365
13,367	Equity Residential	1,037,413
11,012	Essex Property Trust, Inc.	2,489,263
6,845	Mid-America Apartment Communities, Inc.	542,945
		7,411,252
	Retail - 24.0%
11,145	Acadia Realty Trust	403,337
18,536	Brixmor Property Group, Inc.	502,326
65,798	DDR Corp.	1,289,641
11,746	Federal Realty Investment Trust	1,688,722
22,623	National Retail Properties, Inc.	969,169
16,143	Retail Opportunity Investments Corp.	285,247
24,442	Simon Property Group, Inc.	4,855,648
10,354	Tanger Factory Outlet Centers, Inc.	407,430
20,056	Taubman Centers, Inc.	1,643,589
		12,045,109
	Specialized - 19.5%
31,409	American Tower Corp., Class A	3,045,103
15,599	Crown Castle International Corp.	1,349,470
9,924	EPR Properties	645,655
11,719	Plum Creek Timber Co., Inc.	521,730

6,555	Potlatch Corp.	$261,282
5,439	Public Storage	1,092,369
4,528	Rayonier, Inc.	132,897
12,200	Sovran Self Storage, Inc.	1,155,950
45,005	Weyerhaeuser Co.	1,613,429
		9,817,885
	Total Investments (Cost $44,373,123)(c) - 100.0%	50,238,674
	Other assets less liabilities - (0.0)%	(8,397)
	Net Assets - 100.0%	$50,230,277

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $44,604,526. The net unrealized appreciation was $5,634,148, which consisted of aggregate gross unrealized appreciation of $5,984,784 and aggregate gross unrealized depreciation of $350,636.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares China A-Share Portfolio (CHNA)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Money Market Funds(a) – 66.9%
1,208,487	Invesco Premier Portfolio - Institutional Class	$1,208,487
1,208,487	Invesco Premier Tax-Exempt Portfolio - Institutional Class	1,208,487
1,008,487	Invesco Short-Term Investment Trust - Government & Agency Portfolio - Institutional Class	1,008,487
1,208,487	Invesco Short-Term Investment Trust - STIC Prime Portfolio - Institutional Class	1,208,487
1,208,487	Invesco Short-Term Investment Trust - Treasury Portfolio	1,208,487

	Total Investments (Cost $5,842,435)(b) - 66.9%	5,842,435
	Other assets less liabilities - 33.1%	2,897,058
	Net Assets - 100.0%	$8,739,493

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(b)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments is the same for tax and financial reporting purposes.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Multi-Strategy Alternative Portfolio (LALT)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 42.8%
	Consumer Discretionary - 8.9%
739	AutoNation, Inc.(b)	$44,059
1,987	Cablevision Systems Corp., Class A	37,594
3,212	D.R. Horton, Inc.	78,758
1,237	Darden Restaurants, Inc.	75,927
2,195	Discovery Communications, Inc., Class A(b)	63,622
929	Expedia, Inc.	79,829
4,915	Ford Motor Co.	72,300
450	Fossil Group, Inc.(b)	44,010
1,110	GameStop Corp., Class A	39,127
2,083	Gannett Co., Inc.	64,594
2,113	General Motors Co.	68,926
3,971	Interpublic Group of Cos., Inc. (The)	79,182
1,731	Lennar Corp., Class A	77,739
2,381	Mattel, Inc.	64,049
785	McDonald’s Corp.	72,565
4,667	News Corp., Class A(b)	69,492
3,463	PulteGroup, Inc.	71,303
803	PVH Corp.	88,539
4,159	Staples, Inc.	70,911
1,079	Tiffany & Co.	93,485
784	Walt Disney Co. (The)	71,313
		1,427,324
	Consumer Staples - 1.2%
734	J.M. Smucker Co. (The)	75,712
1,593	Molson Coors Brewing Co., Class B	120,957
		196,669
	Energy - 6.9%
1,936	Cameron International Corp.(b)	86,694
671	Chevron Corp.	68,798
805	Cimarex Energy Co.	83,076
9,935	Denbury Resources, Inc.	68,551
2,133	Diamond Offshore Drilling, Inc.	67,253
2,574	Ensco PLC, Class A	72,175
803	Exxon Mobil Corp.	70,198
1,107	Helmerich & Payne, Inc.	65,933
1,028	Hess Corp.	69,380
813	Marathon Petroleum Corp.	75,276
1,160	National Oilwell Varco, Inc.	63,139
933	Occidental Petroleum Corp.	74,640
1,469	QEP Resources, Inc.	29,703
870	Schlumberger Ltd.	71,679
4,306	Transocean Ltd.	70,188
1,502	Valero Energy Corp.	79,426
		1,116,109
	Financials - 3.5%
2,723	CBRE Group, Inc., Class A(b)	88,062
2,725	E*TRADE Financial Corp.(b)	62,811
4,540	Hudson City Bancorp, Inc.	40,724
1,768	Iron Mountain, Inc.	70,437
992	Legg Mason, Inc.	54,997
1,786	Moody’s Corp.	163,115
4,011	Navient Corp.	79,177
		559,323
	Health Care - 3.7%
1,822	Agilent Technologies, Inc.	68,817
1,657	DaVita HealthCare Partners, Inc.(b)	124,375
1,045	Eli Lilly & Co.	75,240
1,432	Humana, Inc.	209,702
2,328	Pfizer, Inc.	72,750

951	Tenet Healthcare Corp.(b)	$40,208
		591,092
	Industrials - 5.9%
512	Cummins, Inc.	71,403
1,044	Dover Corp.	73,122
1,238	Fluor Corp.	66,344
2,503	General Dynamics Corp.	333,425
1,596	Joy Global, Inc.	66,936
3,325	Masco Corp.	82,593
586	Parker Hannifin Corp.	68,246
1,295	Rockwell Collins, Inc.	110,878
544	Snap-on, Inc.	72,194
		945,141
	Information Technology - 6.3%
2,185	Autodesk, Inc.(b)	118,001
2,356	CA, Inc.	71,387
2,680	Cisco Systems, Inc.	70,658
2,494	Computer Sciences Corp.	151,336
3,197	Corning, Inc.	75,993
2,017	Intel Corp.	66,642
1,055	KLA-Tencor Corp.	64,851
2,119	Motorola Solutions, Inc.	132,247
3,666	NVIDIA Corp.	70,405
1,171	TE Connectivity Ltd. (Switzerland)	77,743
1,099	VeriSign, Inc.(b)	59,873
665	Western Digital Corp.	64,658
		1,023,794
	Materials - 4.6%
261	CF Industries Holdings, Inc.	79,704
1,642	Dow Chemical Co. (The)	74,153
982	Eastman Chemical Co.	69,614
1,384	International Paper Co.	72,881
953	LyondellBasell Industries NV, Class A	75,373
3,264	MeadWestvaco Corp.	164,114
1,538	Owens-Illinois, Inc.(b)	35,912
2,003	Sealed Air Corp.	81,122
1,230	Vulcan Materials Co.	86,727
		739,600
	Telecommunication Services - 1.3%
2,162	AT&T, Inc.	71,173
11,157	Frontier Communications Corp.	74,919
1,558	Verizon Communications, Inc.	71,216
		217,308
	Utilities - 0.5%
874	Duke Energy Corp.	76,160

	Total Common Stocks and Other Equity Interests (Cost $7,180,145)	6,892,520

	Money Market Funds(c) - 51.7%
1,668,640	Invesco Premier Portfolio - Institutional Class	1,668,640
1,668,640	Invesco Premier Tax-Exempt Portfolio - Institutional Class	1,668,640
1,668,640	Invesco Short-Term Investment Trust - Government & Agency Portfolio - Institutional Class	1,668,640
1,668,640	Invesco Short-Term Investment Trust - STIC Prime Portfolio - Institutional Class	1,668,640
1,668,640	Invesco Short-Term Investment Trust - Treasury Portfolio - Institutional Class	1,668,640

	Total Money Market Funds (Cost 8,343,200)	8,343,200

	Total Investments (Cost $15,523,345)(d) - 94.5%	15,235,720
	Other assets less liabilities - 5.5%	887,605
	Net Assets - 100.0%	$16,123,325

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $15,530,260. The net unrealized depreciation was $294,540, which consisted of aggregate gross unrealized appreciation of $223,129 and aggregate gross unrealized depreciation of $517,669.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 76.7%
	Consumer Discretionary - 9.3%
10,859	Amazon.com, Inc.(b)	$3,849,841
2,118	AutoNation, Inc.(b)	126,275
922	AutoZone, Inc.(b)	550,397
5,305	Bed Bath & Beyond, Inc.(b)	396,655
8,323	Best Buy Co., Inc.	292,970
6,488	BorgWarner, Inc.	350,417
6,268	Cablevision Systems Corp., Class A	118,591
6,177	CarMax, Inc.(b)	383,592
12,910	Carnival Corp.	567,524
13,640	CBS Corp., Class B	747,608
889	Chipotle Mexican Grill, Inc.(b)	631,048
7,875	Coach, Inc.	292,871
73,732	Comcast Corp., Class A	3,918,487
9,515	D.R. Horton, Inc.	233,308
3,545	Darden Restaurants, Inc.	217,592
8,498	Delphi Automotive PLC (United Kingdom)	584,068
14,391	DIRECTV(b)	1,227,265
4,261	Discovery Communications, Inc., Class A(b)	123,505
7,815	Discovery Communications, Inc., Class C(b)	217,882
8,688	Dollar General Corp.(b)	582,617
5,880	Dollar Tree, Inc.(b)	418,068
2,833	Expedia, Inc.	243,440
2,764	Family Dollar Stores, Inc.	210,340
110,190	Ford Motor Co.	1,620,895
1,302	Fossil Group, Inc.(b)	127,336
3,087	GameStop Corp., Class A	108,817
6,448	Gannett Co., Inc.	199,953
7,649	Gap, Inc. (The)	315,062
3,443	Garmin Ltd.	180,276
38,643	General Motors Co.	1,260,535
4,374	Genuine Parts Co.	406,520
7,849	Goodyear Tire & Rubber Co. (The)	190,260
7,864	H&R Block, Inc.	269,578
6,149	Harley-Davidson, Inc.	379,393
1,959	Harman International Industries, Inc.	253,945
3,253	Hasbro, Inc.	178,655
37,727	Home Depot, Inc. (The)	3,939,453
11,984	Interpublic Group of Cos., Inc. (The)	238,961
19,052	Johnson Controls, Inc.	885,346
5,785	Kohl’s Corp.	345,480
7,059	L Brands, Inc.	597,403
3,934	Leggett & Platt, Inc.	167,706
5,132	Lennar Corp., Class A	230,478
27,871	Lowe’s Cos., Inc.	1,888,539
9,864	Macy’s, Inc.	630,112
6,104	Marriott International, Inc., Class A	454,748
9,698	Mattel, Inc.	260,876
27,879	McDonald’s Corp.	2,577,135
5,886	Michael Kors Holdings Ltd.(b)	416,670
1,790	Mohawk Industries, Inc.(b)	295,422
1,728	Netflix, Inc.(b)	763,430
7,759	Newell Rubbermaid, Inc.	286,074
14,303	News Corp., Class A(b)	212,972
19,963	NIKE, Inc., Class B	1,841,587
4,015	Nordstrom, Inc.	305,943
7,119	Omnicom Group, Inc.	518,263
2,904	O’Reilly Automotive, Inc.(b)	544,093
2,851	PetSmart, Inc.	232,941

1,497	Priceline Group, Inc. (The)(b)	$1,511,192
9,565	PulteGroup, Inc.	196,943
2,365	PVH Corp.	260,765
1,752	Ralph Lauren Corp., Class A	292,391
5,988	Ross Stores, Inc.	549,160
4,786	Royal Caribbean Cruises Ltd.	361,582
2,904	Scripps Networks Interactive, Inc., Class A	206,445
18,323	Staples, Inc.	312,407
21,409	Starbucks Corp.	1,873,930
5,132	Starwood Hotels & Resorts Worldwide, Inc.	369,350
18,249	Target Corp.	1,343,309
3,238	Tiffany & Co.	280,540
8,048	Time Warner Cable, Inc.	1,095,574
24,022	Time Warner, Inc.	1,872,034
19,733	TJX Cos., Inc. (The)	1,301,194
3,890	Tractor Supply Co.	315,751
3,210	TripAdvisor, Inc.(b)	215,102
53,096	Twenty-First Century Fox, Inc., Class A	1,760,663
4,778	Under Armour, Inc., Class A(b)	344,398
2,868	Urban Outfitters, Inc.(b)	99,979
9,870	VF Corp.	684,682
10,582	Viacom, Inc., Class B	681,692
44,646	Walt Disney Co. (The)	4,061,000
2,232	Whirlpool Corp.	444,347
3,515	Wyndham Worldwide Corp.	294,522
2,329	Wynn Resorts Ltd.	344,576
12,530	Yum! Brands, Inc.	905,668
		61,388,414
	Consumer Staples - 7.6%
56,584	Altria Group, Inc.	3,004,610
18,426	Archer-Daniels-Midland Co.	859,204
12,456	Avon Products, Inc.	96,409
4,467	Brown-Forman Corp., Class B	396,982
5,147	Campbell Soup Co.	235,424
3,720	Clorox Co. (The)	396,961
112,840	Coca-Cola Co. (The)	4,645,623
6,359	Coca-Cola Enterprises, Inc.	267,714
24,539	Colgate-Palmolive Co.	1,656,873
12,155	ConAgra Foods, Inc.	430,652
4,807	Constellation Brands, Inc., Class A(b)	530,933
12,537	Costco Wholesale Corp.	1,792,666
32,826	CVS Health Corp.	3,222,200
5,542	Dr Pepper Snapple Group, Inc.	428,230
6,400	Estee Lauder Cos., Inc. (The), Class A	451,776
17,296	General Mills, Inc.	907,694
4,247	Hershey Co. (The)	434,086
3,849	Hormel Foods Corp.	197,146
2,914	J.M. Smucker Co. (The)	300,579
7,220	Kellogg Co.	473,488
3,470	Keurig Green Mountain, Inc.	425,283
10,660	Kimberly-Clark Corp.	1,150,854
16,864	Kraft Foods Group, Inc.	1,101,894
14,056	Kroger Co. (The)	970,567
10,293	Lorillard, Inc.	675,324
3,714	McCormick & Co., Inc.	265,142
5,786	Mead Johnson Nutrition Co., Class A	569,863
4,542	Molson Coors Brewing Co., Class B	344,874
48,074	Mondelez International, Inc., Class A	1,694,128
4,148	Monster Beverage Corp.(b)	485,109
42,819	PepsiCo, Inc.	4,015,566
44,481	Philip Morris International, Inc.	3,569,155
77,316	Procter & Gamble Co. (The)	6,516,966
8,811	Reynolds American, Inc.	598,707
16,840	Sysco Corp.	659,623
8,372	Tyson Foods, Inc., Class A	326,843
24,948	Walgreens Boots Alliance, Inc.	1,839,915
45,192	Wal-Mart Stores, Inc.	3,840,416
10,286	Whole Foods Market, Inc.	535,849
		50,315,328
	Energy - 6.4%
14,500	Anadarko Petroleum Corp.	1,185,375

Schedule of Investments(a)

10,765	Apache Corp.	$673,566
12,405	Baker Hughes, Inc.	719,366
11,804	Cabot Oil & Gas Corp.	312,806
5,667	Cameron International Corp.(b)	253,768
14,865	Chesapeake Energy Corp.	285,111
54,092	Chevron Corp.	5,546,053
2,491	Cimarex Energy Co.	257,071
35,245	ConocoPhillips	2,219,730
6,607	CONSOL Energy, Inc.	191,273
10,099	Denbury Resources, Inc.	69,683
11,020	Devon Energy Corp.	664,175
1,925	Diamond Offshore Drilling, Inc.	60,695
6,714	Ensco PLC, Class A	188,261
15,668	EOG Resources, Inc.	1,394,922
4,339	EQT Corp.	322,995
121,157	Exxon Mobil Corp.	10,591,545
6,702	FMC Technologies, Inc.(b)	251,191
24,253	Halliburton Co.	969,877
3,081	Helmerich & Payne, Inc.	183,504
7,273	Hess Corp.	490,855
48,617	Kinder Morgan, Inc.	1,995,728
19,323	Marathon Oil Corp.	513,992
8,041	Marathon Petroleum Corp.	744,516
4,782	Murphy Oil Corp.	214,760
8,281	Nabors Industries Ltd.	95,314
12,304	National Oilwell Varco, Inc.	669,707
3,923	Newfield Exploration Co.(b)	116,827
7,217	Noble Corp. PLC	117,060
10,302	Noble Energy, Inc.	491,817
22,203	Occidental Petroleum Corp.	1,776,240
5,946	ONEOK, Inc.	261,802
15,857	Phillips 66	1,115,064
4,271	Pioneer Natural Resources Co.	642,914
4,753	QEP Resources, Inc.	96,106
4,830	Range Resources Corp.	223,484
36,831	Schlumberger Ltd.	3,034,506
10,848	Southwestern Energy Co.(b)	268,922
19,222	Spectra Energy Corp.	642,784
3,592	Tesoro Corp.	293,574
9,741	Transocean Ltd.	158,778
14,929	Valero Energy Corp.	789,446
19,267	Williams Cos., Inc. (The)	845,051
		41,940,214
	Financials - 12.2%
9,514	ACE Ltd.	1,027,131
1,578	Affiliated Managers Group, Inc.(b)	324,311
12,914	Aflac, Inc.	737,131
12,015	Allstate Corp. (The)	838,527
25,489	American Express Co.	2,056,707
40,084	American International Group, Inc.	1,958,905
11,328	American Tower Corp. REIT	1,098,250
5,287	Ameriprise Financial, Inc.	660,558
8,169	Aon PLC	735,618
4,401	Apartment Investment & Management Co., Class A REIT	175,424
2,004	Assurant, Inc.	127,274
3,788	AvalonBay Communities, Inc. REIT	655,286
301,046	Bank of America Corp.	4,560,847
32,244	Bank of New York Mellon Corp. (The)	1,160,784
20,637	BB&T Corp.	728,280
52,178	Berkshire Hathaway, Inc., Class B(b)	7,508,936
3,649	BlackRock, Inc.	1,242,521
4,380	Boston Properties, Inc. REIT	607,944
15,921	Capital One Financial Corp.	1,165,576
8,025	CBRE Group, Inc., Class A(b)	259,529
32,896	Charles Schwab Corp. (The)	854,638
6,753	Chubb Corp. (The)	661,119
4,226	Cincinnati Financial Corp.	213,455
86,714	Citigroup, Inc.	4,071,222
9,076	CME Group, Inc., Class A	774,183
5,161	Comerica, Inc.	214,182
9,569	Crown Castle International Corp. REIT	827,814
12,990	Discover Financial Services	706,396

8,264	E*TRADE Financial Corp.(b)	$190,485
10,354	Equity Residential REIT	803,574
1,840	Essex Property Trust, Inc. REIT	415,932
23,600	Fifth Third Bancorp	408,280
11,215	Franklin Resources, Inc.	577,909
17,958	General Growth Properties, Inc. REIT	541,972
14,200	Genworth Financial, Inc., Class A(b)	99,116
11,597	Goldman Sachs Group, Inc. (The)	1,999,439
12,374	Hartford Financial Services Group, Inc. (The)	481,349
13,140	HCP, Inc. REIT	621,391
9,363	Health Care REIT, Inc. REIT	767,298
21,689	Host Hotels & Resorts, Inc. REIT	496,461
13,753	Hudson City Bancorp, Inc.	123,364
23,307	Huntington Bancshares, Inc.	233,536
3,228	IntercontinentalExchange, Inc.	664,096
9,198	Invesco Ltd.(c)	337,843
5,337	Iron Mountain, Inc. REIT	212,626
107,005	JPMorgan Chase & Co.	5,818,932
24,789	KeyCorp	322,009
11,762	Kimco Realty Corp. REIT	325,219
2,877	Legg Mason, Inc.	159,501
9,082	Leucadia National Corp.	205,889
7,420	Lincoln National Corp.	370,852
8,582	Loews Corp.	328,347
3,791	M&T Bank Corp.	428,990
4,013	Macerich Co. (The) REIT	345,158
15,485	Marsh & McLennan Cos., Inc.	832,628
7,769	McGraw Hill Financial, Inc.	694,859
32,512	MetLife, Inc.	1,511,808
5,262	Moody’s Corp.	480,578
43,692	Morgan Stanley	1,477,227
3,362	NASDAQ OMX Group, Inc. (The)	153,307
11,731	Navient Corp.	231,570
6,333	Northern Trust Corp.	414,052
8,806	People’s United Financial, Inc.	123,900
5,017	Plum Creek Timber Co., Inc. REIT	223,357
15,058	PNC Financial Services Group, Inc. (The)	1,273,003
7,811	Principal Financial Group, Inc.	366,570
15,329	Progressive Corp. (The)	397,788
14,332	Prologis, Inc. REIT	646,947
13,107	Prudential Financial, Inc.	994,559
4,155	Public Storage REIT	834,490
39,385	Regions Financial Corp.	342,650
8,879	Simon Property Group, Inc. REIT	1,763,902
11,965	State Street Corp.	855,617
14,934	SunTrust Banks, Inc.	573,764
7,410	T. Rowe Price Group, Inc.	583,315
3,701	Torchmark Corp.	185,309
9,505	Travelers Cos., Inc. (The)	977,304
51,231	U.S. Bancorp	2,147,091
7,218	Unum Group	224,191
9,142	Ventas, Inc. REIT	729,623
4,983	Vornado Realty Trust REIT	550,323
135,070	Wells Fargo & Co.	7,012,834
15,010	Weyerhaeuser Co. REIT	538,109
7,375	XL Group PLC, Class A	254,364
5,809	Zions Bancorporation	139,184
		80,766,339
	Health Care - 11.5%
43,102	Abbott Laboratories	1,929,246
45,598	AbbVie, Inc.	2,751,839
7,587	Actavis PLC(b)	2,022,239
10,077	Aetna, Inc.	925,270
9,560	Agilent Technologies, Inc.	361,081
5,689	Alexion Pharmaceuticals, Inc.(b)	1,042,452
8,527	Allergan, Inc.	1,869,630
5,934	AmerisourceBergen Corp., Class A	564,027
21,776	Amgen, Inc.	3,315,614
7,729	Anthem, Inc.	1,043,106
15,513	Baxter International, Inc.	1,090,719
5,479	Becton, Dickinson and Co.	756,540
6,762	Biogen Idec, Inc.(b)	2,631,500

Schedule of Investments(a)

37,951	Boston Scientific Corp.(b)	$562,054
47,479	Bristol-Myers Squibb Co.	2,861,559
2,124	C.R. Bard, Inc.	363,268
9,494	Cardinal Health, Inc.	789,806
5,835	CareFusion Corp.(b)	346,016
22,852	Celgene Corp.(b)	2,723,044
8,701	Cerner Corp.(b)	577,311
7,467	Cigna Corp.	797,700
4,913	DaVita HealthCare Partners, Inc.(b)	368,770
4,034	DENTSPLY International, Inc.	201,801
3,047	Edwards Lifesciences Corp.(b)	381,941
28,050	Eli Lilly & Co.	2,019,600
4,756	Endo International PLC(b)	378,625
20,990	Express Scripts Holding Co.(b)	1,694,103
43,176	Gilead Sciences, Inc.(b)	4,526,140
8,648	HCA Holdings, Inc.(b)	612,278
4,843	Hospira, Inc.(b)	307,192
4,386	Humana, Inc.	642,286
1,032	Intuitive Surgical, Inc.(b)	510,303
80,087	Johnson & Johnson	8,019,912
2,419	Laboratory Corp. of America Holdings(b)	277,653
3,334	Mallinckrodt PLC(b)	353,371
6,637	McKesson Corp.	1,411,358
40,565	Medtronic PLC	2,896,341
81,574	Merck & Co., Inc.	4,917,281
10,708	Mylan, Inc.(b)	569,130
2,448	Patterson Cos., Inc.	122,620
3,249	PerkinElmer, Inc.	148,512
4,014	Perrigo Co. PLC	609,084
180,274	Pfizer, Inc.	5,633,563
4,158	Quest Diagnostics, Inc.	295,509
2,120	Regeneron Pharmaceuticals, Inc.(b)	883,319
8,189	St. Jude Medical, Inc.	539,409
8,570	Stryker Corp.	780,299
2,822	Tenet Healthcare Corp.(b)	119,314
11,467	Thermo Fisher Scientific, Inc.	1,435,783
27,486	UnitedHealth Group, Inc.	2,920,388
2,588	Universal Health Services, Inc., Class B	265,348
2,866	Varian Medical Systems, Inc.(b)	265,277
6,874	Vertex Pharmaceuticals, Inc.(b)	757,102
2,388	Waters Corp.(b)	284,291
4,847	Zimmer Holdings, Inc.	543,349
14,367	Zoetis, Inc.	613,902
		75,629,175
	Industrials - 7.9%
18,349	3M Co.	2,978,043
4,981	ADT Corp. (The)	171,346
2,756	Allegion PLC	148,852
7,061	AMETEK, Inc.	338,222
18,970	Boeing Co. (The)	2,757,669
4,203	C.H. Robinson Worldwide, Inc.	299,338
17,339	Caterpillar, Inc.	1,386,600
2,791	Cintas Corp.	219,652
28,501	CSX Corp.	949,083
4,861	Cummins, Inc.	677,915
17,493	Danaher Corp.	1,441,073
10,251	Deere & Co.	873,283
23,981	Delta Air Lines, Inc.	1,134,541
4,743	Dover Corp.	332,200
1,023	Dun & Bradstreet Corp. (The)	117,758
13,583	Eaton Corp. PLC	856,951
19,855	Emerson Electric Co.	1,130,544
3,446	Equifax, Inc.	291,049
5,506	Expeditors International of Washington, Inc.	240,502
7,801	Fastenal Co.	346,364
7,541	FedEx Corp.	1,275,259
3,900	Flowserve Corp.	212,511
4,461	Fluor Corp.	239,065
9,030	General Dynamics Corp.	1,202,886
287,333	General Electric Co.	6,864,385
22,395	Honeywell International, Inc.	2,189,335
10,283	Illinois Tool Works, Inc.	957,244

7,613	Ingersoll-Rand PLC	$505,503
3,750	Jacobs Engineering Group, Inc.(b)	142,875
2,819	Joy Global, Inc.	118,229
3,181	Kansas City Southern	350,196
2,436	L-3 Communications Holdings, Inc.	299,920
7,692	Lockheed Martin Corp.	1,448,942
10,195	Masco Corp.	253,244
9,265	Nielsen NV	403,583
8,844	Norfolk Southern Corp.	901,823
5,785	Northrop Grumman Corp.	907,956
10,139	PACCAR, Inc.	609,455
3,036	Pall Corp.	293,763
4,265	Parker Hannifin Corp.	496,702
5,345	Pentair PLC (United Kingdom)	330,374
5,759	Pitney Bowes, Inc.	138,101
4,060	Precision Castparts Corp.	812,406
6,237	Quanta Services, Inc.(b)	165,156
8,817	Raytheon Co.	882,141
7,229	Republic Services, Inc.	286,847
3,890	Robert Half International, Inc.	225,853
3,886	Rockwell Automation, Inc.	423,263
3,812	Rockwell Collins, Inc.	326,383
2,871	Roper Industries, Inc.	443,110
1,512	Ryder System, Inc.	125,179
1,644	Snap-on, Inc.	218,175
19,423	Southwest Airlines Co.	877,531
4,472	Stanley Black & Decker, Inc.	418,803
2,430	Stericycle, Inc.(b)	319,035
7,887	Textron, Inc.	335,671
11,990	Tyco International PLC	489,312
25,443	Union Pacific Corp.	2,982,174
19,942	United Parcel Service, Inc., Class B	1,971,067
2,862	United Rentals, Inc.(b)	237,117
24,263	United Technologies Corp.	2,784,907
1,740	W.W. Grainger, Inc.	410,362
12,182	Waste Management, Inc.	626,520
5,218	Xylem, Inc.	177,934
		52,371,282
	Information Technology - 14.9%
17,958	Accenture PLC, Class A	1,509,011
13,562	Adobe Systems, Inc.(b)	951,103
5,117	Akamai Technologies, Inc.(b)	297,579
1,839	Alliance Data Systems Corp.(b)	531,158
8,724	Altera Corp.	287,238
8,845	Amphenol Corp., Class A	475,065
8,890	Analog Devices, Inc.	463,213
167,809	Apple, Inc.	19,660,502
34,875	Applied Materials, Inc.	796,545
6,492	Autodesk, Inc.(b)	350,601
13,822	Automatic Data Processing, Inc.	1,140,730
7,241	Avago Technologies Ltd. (Singapore)	744,954
15,428	Broadcom Corp., Class A	654,687
9,172	CA, Inc.	277,912
146,362	Cisco Systems, Inc.	3,858,834
4,630	Citrix Systems, Inc.(b)	274,374
17,430	Cognizant Technology Solutions Corp., Class A(b)	943,486
4,007	Computer Sciences Corp.	243,145
36,703	Corning, Inc.	872,430
32,369	eBay, Inc.(b)	1,715,557
8,883	Electronic Arts, Inc.(b)	487,321
58,235	EMC Corp.	1,510,034
2,095	F5 Networks, Inc.(b)	233,844
59,829	Facebook, Inc., Class A(b)	4,541,619
8,133	Fidelity National Information Services, Inc.	507,743
2,131	First Solar, Inc.(b)	90,184
6,964	Fiserv, Inc.(b)	505,099
4,017	FLIR Systems, Inc.	121,313
8,157	Google, Inc., Class A(b)	4,384,795
8,150	Google, Inc., Class C(b)	4,356,338
2,986	Harris Corp.	200,450
53,407	Hewlett-Packard Co.	1,929,595

Schedule of Investments(a)

138,409	Intel Corp.	$4,573,033
26,327	International Business Machines Corp.	4,036,192
8,179	Intuit, Inc.	710,101
11,031	Juniper Networks, Inc.	250,735
4,720	KLA-Tencor Corp.	290,138
4,532	Lam Research Corp.	346,426
6,824	Linear Technology Corp.	306,671
28,053	MasterCard, Inc., Class A	2,301,188
5,758	Microchip Technology, Inc.	259,686
30,707	Micron Technology, Inc.(b)	898,640
235,846	Microsoft Corp.	9,528,178
6,086	Motorola Solutions, Inc.	379,827
8,903	NetApp, Inc.	336,533
14,803	NVIDIA Corp.	284,292
92,586	Oracle Corp.	3,878,428
9,333	Paychex, Inc.	422,412
47,578	QUALCOMM, Inc.	2,971,722
5,372	Red Hat, Inc.(b)	342,680
16,812	salesforce.com, inc.(b)	949,037
6,314	SanDisk Corp.	479,296
9,351	Seagate Technology PLC	527,770
19,765	Symantec Corp.	489,579
11,639	TE Connectivity Ltd. (Switzerland)	772,713
4,378	Teradata Corp.(b)	195,084
30,216	Texas Instruments, Inc.	1,615,045
4,746	Total System Services, Inc.	167,866
3,100	VeriSign, Inc.(b)	168,888
13,987	Visa, Inc., Class A	3,565,426
6,253	Western Digital Corp.	607,979
14,965	Western Union Co. (The)	254,405
30,697	Xerox Corp.	404,280
7,587	Xilinx, Inc.	292,669
25,216	Yahoo!, Inc.(b)	1,109,252
		98,632,630
	Materials - 2.5%
5,488	Air Products & Chemicals, Inc.	799,108
1,925	Airgas, Inc.	216,832
33,758	Alcoa, Inc.	528,313
3,092	Allegheny Technologies, Inc.	88,215
2,590	Avery Dennison Corp.	135,379
3,915	Ball Corp.	247,937
1,426	CF Industries Holdings, Inc.	435,472
31,735	Dow Chemical Co. (The)	1,433,153
25,953	E.I. du Pont de Nemours & Co.	1,848,113
4,262	Eastman Chemical Co.	302,133
7,733	Ecolab, Inc.	802,453
3,821	FMC Corp.	219,707
29,725	Freeport-McMoRan, Inc.	499,677
2,328	International Flavors & Fragrances, Inc.	247,024
12,124	International Paper Co.	638,450
11,916	LyondellBasell Industries NV, Class A	942,436
1,788	Martin Marietta Materials, Inc.	192,639
4,778	MeadWestvaco Corp.	240,238
13,874	Monsanto Co.	1,636,855
9,051	Mosaic Co. (The)	440,693
14,301	Newmont Mining Corp.	359,670
9,137	Nucor Corp.	398,830
4,732	Owens-Illinois, Inc.(b)	110,492
3,924	PPG Industries, Inc.	874,581
8,330	Praxair, Inc.	1,004,515
6,022	Sealed Air Corp.	243,891
2,344	Sherwin-Williams Co. (The)	635,857
3,407	Sigma-Aldrich Corp.	468,531
3,780	Vulcan Materials Co.	266,528
		16,257,722
	Telecommunication Services - 1.8%
148,494	AT&T, Inc.	4,888,423
16,348	CenturyLink, Inc.	607,655
28,673	Frontier Communications Corp.	192,539
7,960	Level 3 Communications, Inc.(b)	395,930
118,771	Verizon Communications, Inc.	5,429,022
17,271	Windstream Holdings, Inc.	137,305
		11,650,874

	Utilities - 2.6%
18,788	AES Corp. (The)	$229,589
3,419	AGL Resources, Inc.	192,763
6,929	Ameren Corp.	313,745
14,008	American Electric Power Co., Inc.	879,842
12,284	CenterPoint Energy, Inc.	283,638
7,861	CMS Energy Corp.	296,596
8,369	Consolidated Edison, Inc.	579,804
16,737	Dominion Resources, Inc.	1,286,908
5,045	DTE Energy Co.	452,335
20,255	Duke Energy Corp.	1,765,021
9,314	Edison International	634,749
5,182	Entergy Corp.	453,477
24,611	Exelon Corp.	886,980
12,050	FirstEnergy Corp.	485,977
2,302	Integrys Energy Group, Inc.	186,692
12,504	NextEra Energy, Inc.	1,365,937
9,053	NiSource, Inc.	391,633
9,080	Northeast Utilities	504,666
9,679	NRG Energy, Inc.	238,684
7,216	Pepco Holdings, Inc.	198,079
13,595	PG&E Corp.	799,522
3,184	Pinnacle West Capital Corp.	223,453
19,023	PPL Corp.	675,317
14,489	Public Service Enterprise Group, Inc.	618,391
4,060	SCANA Corp.	258,906
6,632	Sempra Energy	742,253
25,748	Southern Co. (The)	1,305,939
6,724	TECO Energy, Inc.	143,423
6,440	Wisconsin Energy Corp.	359,159
14,480	Xcel Energy, Inc.	543,434
		17,296,912
	Total Common Stocks and Other Equity Interests (Cost $484,807,470)	506,248,890
	Money Market Fund - 16.8%
110,849,233	Invesco Premier Portfolio – Institutional Class(d) (Cost $110,849,233)	110,849,233

	Total Investments (Cost $595,656,703)(e) - 93.5%	617,098,123
	Other assets less liabilities - 6.5%	43,231,560
	Net Assets - 100.0%	$660,329,683

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund‘s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The table below shows the Fund‘s transactions in, and earnings from, its investment in Invesco Ltd. for the three months ended January 31, 2015.

	Value October 31, 2014	Pur- chases at Cost	Proceeds from Sales	Change in Unreali- zed Appre- ciation (Depreciation)	Reali- zed Gain (Loss)	Value January 31, 2015	Divid- end Income
Invesco Ltd.	$372,243	$-	$-	$(34,400)	$-	$337,843	$2,300

(e)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $624,433,455. The net unrealized depreciation was $7,335,332, which consisted of aggregate gross unrealized appreciation of $31,909,547 and aggregate gross unrealized depreciation of $39,244,879.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the fund listed below, as of January 31, 2015, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The appreciation (depreciation) on futures contracts held in PowerShares China-A Share Portfolio and PowerShares S&P 500® Downside Hedged Portfolio was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
PowerShares Multi-Strategy Alternative Portfolio
Equity Securities	$15,235,720	$-	$-	$5,235,720
Forward Foreign Currency Contracts(a)	-	(74,510)	-	(74,510)
Futures(a)	90,849	-	-	90,849

Total Investments	$15,326,569	$(74,510)	$-	$15,252,059

(a) Unrealized appreciation (depreciation).

Derivative Investments

Value of Derivative Investments

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2015:

	Value
	PowerShares China A-Share Portfolio		PowerShares Multi- Strategy Alternative Portfolio		PowerShares S&P 500® Downside Hedged Portfolio
Risk Exposure/ Derivative Type	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Currency risk:
Forward foreign currency contracts	$-	$-	$49,864	$(124,374)	$-	$-
Equity risk:
Futures contracts(a)	-	(447,907)	142,770	(22,077)	4,296,567	(1,902,453)
Interest rate risk:
Futures contracts(a)	-	-	-	(29,844)	-	-

Total	$-	$(447,907)	$192,634	$(176,295)	$4,296,567	$(1,902,453)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Investments for the three months ended January 31, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Gain (Loss)
	PowerShares China A-Share Portfolio	PowerShares Multi- Strategy Alternative Portfolio		PowerShares S&P 500® Downside Hedged Portfolio
	Futures	Futures	Forward Foreign Currency Contracts	Futures
Realized Gain (Loss):
Currency risk	$-	$-	$(859,621)	$-
Equity risk	2,460,436	(458,846)	-	(13,653,964)
Interest rate risk	-	162,590	-	-
Change in Unrealized Appreciation (Depreciation):
Currency risk	-	-	(88,870)	-
Equity risk	(534,045)	256,511	-	5,189,028
Interest rate risk	-	(199,582)	-	-

Total	$1,926,391	$(239,327)	$(948,491)	$(8,464,936)

The table below summarizes the average notional value of futures contracts and forward foreign currency contracts outstanding during the period.

	Average Notional Value
	China A-Share Portfolio	Multi-Strategy Alternative Portfolio	PowerShares S&P 500® Downside Hedged Portfolio
Futures contracts	$11,567,692	$53,983,141	$149,322,422
Forward foreign currency contracts	N/A	$10,549,721	N/A

PowerShares China A-Share Portfolio

Open Futures Contracts - Equity Risk
	Number of Contracts	Expiration Date/Commitment	Notional Value	Unrealized Appreciation (Depreciation)
SGX FTSE China A50 Index Futures	833	February-2015/Long	$8,742,335	$(447,907)

PowerShares Multi-Strategy Alternative Portfolio

Open Futures Contracts
	Number of Contracts	Expiration Date/Commitment	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Futures	(71)	March-2015/Short	$(7,058,820)	$107,705
CBOE Volatility Index (VIX) Futures	(12)	March-2015/Short	(243,000)	(22,077)
CBOE Volatility Index (VIX) Futures	25	April-2015/Long	507,500	12,094
CBOE Volatility Index (VIX) Futures	24	May-2015/Long	487,800	22,971

Subtotal - Equity Risk			(6,306,520)	120,693

Eurodollar Futures	(151)	December-2015/Short	(37,498,963)	(29,844)

Subtotal - Interest Rate Risk			(37,498,963)	(29,844)

Total Futures Contracts			$(43,805,483)	$90,849

PowerShares Multi-Strategy Alternative Portfolio

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
2/20/2015	Morgan Stanley	AUD	83,280	USD	67,379	$64,777	$2,602
2/20/2015	Morgan Stanley	CAD	740,612	USD	612,200	583,939	28,261
2/20/2015	Morgan Stanley	GBP	484,445	USD	735,800	727,501	8,299
2/20/2015	Morgan Stanley	JPY	67,388,703	USD	569,600	573,798	(4,198)
2/20/2015	Morgan Stanley	NZD	277,078	USD	208,463	200,734	7,729
2/20/2015	Morgan Stanley	SEK	2,148,240	USD	262,700	259,727	2,973
2/20/2015	Morgan Stanley	USD	533,400	AUD	653,586	508,370	(25,030)
2/20/2015	Morgan Stanley	USD	77,425	CAD	95,716	75,468	(1,957)
2/20/2015	Morgan Stanley	USD	92,898	GBP	61,364	92,151	(747)
2/20/2015	Morgan Stanley	USD	72,114	JPY	8,465,377	72,080	(34)
2/20/2015	Morgan Stanley	USD	1,646,900	NZD	2,146,290	1,554,916	(91,984)
2/20/2015	Morgan Stanley	USD	33,186	SEK	270,978	32,762	(424)

Total Forward Foreign Currency Contracts - Currency Risk							$(74,510)

Currency Abbreviations:
AUD - Australian Dollar	NZD - New Zealand Dollar
CAD - Canadian Dollar	SEK - Swedish Krona
GBP - Pound Sterling	USD - U.S. Dollar
JPY - Japanese Yen

PowerShares S&P 500® Downside Hedged Portfolio

Open Futures Contracts
	Number of Contracts	Expiration Date/ Commitment	Notional Value	Unrealized Appreciation/ (Depreciation)
CBOE Volatility Index (VIX) Futures	1,976	February-2015/Long	$41,545,400	$2,343,964
CBOE Volatility Index (VIX) Futures	1,183	March-2015/Long	23,955,750	1,952,603
S&P 500 E-Mini Futures	892	March-2015/Long	88,682,640	(1,902,453)

Total Futures Contracts - Equity Risk			$154,183,790	$2,394,114

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            PowerShares Actively Managed Exchange-Traded Fund Trust

By (Signature and Title)        /s/ Andrew Schlossberg

                                                 Andrew Schlossberg

                                                 President

Date  March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Andrew Schlossberg

                                                 Andrew Schlossberg

                                                 President

Date  March 31, 2015

By (Signature and Title)         /s/ Steven Hill

                                                   Steven Hill

                                                   Treasurer

Date  March 31, 2015